Commitments	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments

7.	Commitments

(a)	On January 1, 2010, the Company entered into an agreement with a Company controlled by the President of the Company and agreed to pay $2,500 per month. On January 1, 2012, the Company increased the rate to $3,500 per month. On January 1, 2013, the Company increased the rate to $4,000 per month for a period of five years.

(b)	On January 1, 2010, the Company entered into an agreement of the Chief Financial Officer of the Company and agreed to pay $2,000 per month. On January 1, 2012, the Company increased the rate to $3,000 per month. On January 1, 2013, the Company increased the rate to $3,500 per month for a period of five years.

(c)	On November 1, 2012, the Company entered into a mining advisory agreement with a consultant commencing November 1, 2012 and terminating on October 31, 2014. The Company issued 500,000 shares of common stock. Refer to Note 5(a).

(d)	On November 1, 2012, the Company entered into a business advisory agreement with a consultant commencing November 1, 2012 and terminating on October 31, 2014. The Company issued 200,000 shares of common stock. Refer to Note 5(b).

(e)	On January 1, 2013, the Company entered into an executive services agreement with a director of the Company commencing January 1, 2013 and terminating December 31, 2014. The Company issued 3,000,000 shares of common stock. The Company is to also pay $1,500 on the first day of each month once the Company has raised a total of $135,000. Refer to Note 5(c).

6.	Commitments

	(a)	On January 1, 2010, the Company entered into an agreement with a Company controlled by the President of the Company and agreed to pay $2,500 per month. On January 1, 2012, the Company increased the rate to $3,500 per month. On January 1, 2013, the Company increased the rate to $4,000 per month for a period of five years.

	(b)	On January 1, 2010, the Company entered into an agreement of the Chief Financial Officer of the Company and agreed to pay $2,000 per month. On January 1, 2012, the Company increased the rate to $3,000 per month. On January 1, 2013, the Company increased the rate to $3,500 per month for a period of five years.

	(c)	On November 1, 2012, the Company entered into a mining advisory agreement with a consultant commencing November 1, 2012 and terminating on October 31, 2014. The Company issued 500,000 shares of common stock. Refer to Note 5(b).

	(d)	On November 1, 2012, the Company entered into a business advisory agreement with a consultant commencing November 1, 2012 and terminating on October 31, 2014. The Company issued 200,000 shares of common stock. Refer to Note 5(c).

	(e)	On January 1, 2013, the Company entered into an executive services agreement with a director of the Company commencing January 1, 2013 and terminating December 31, 2014. The Company issued 3,000,000 shares of common stock. Refer to Note 5(d). The Company is to also pay $1,500 on the first day of each month once the Company has raised a total of $135,000.